Fair Value of Financial Instruments and Risk Management - Credit Risk Narrative (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Uncollectible write-off deferral, exceed customer rate collected threshold	0.0010
Value of derivative instruments in net liability positions	$ 52	$ 178
Revenue | Three customers | Customer concentration risk | ITC
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	70.00%